Share capital and reserves - Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024	Dec. 31, 2025 $ / shares shares
Share capital and reserves
Number of shares outstanding | shares	109,596		109,596
Average remaining contractual life	1 year 7 months 20 days	2 years 2 months 26 days
Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	4,254,709		4,254,709
Average remaining contractual life	2 years 6 months 29 days	2 years 6 months 29 days
February 9, 2026
Share capital and reserves
Exercise price | $ / shares	$ 5
February 9, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	198,333		198,333
Expiry date	February 9, 2026
Average remaining contractual life	1 month 9 days
October 15, 2026
Share capital and reserves
Exercise price | $ / shares	$ 5
October 15, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	270,211		270,211
Expiry date	October 15, 2026
Average remaining contractual life	9 months 14 days
October 15, 2026
Share capital and reserves
Exercise price | $ / shares	$ 5
October 15, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	101,111		101,111
Expiry date	October 15, 2026
Average remaining contractual life	9 months 14 days
October 7, 2027
Share capital and reserves
Exercise price | $ / shares	$ 5
October 7, 2027 | Warrant reserve
Share capital and reserves
Exercise price | $ / shares	$ 5
Number of shares outstanding | shares	555,555		555,555
Expiry date	October 7, 2027
Average remaining contractual life	1 year 9 months 7 days
February 9, 2026
Share capital and reserves
Exercise price | $ / shares			$ 4.5
February 9, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	819,767		819,767
Expiry date	February 9, 2026
Average remaining contractual life	1 month 9 days
February 23, 2026
Share capital and reserves
Exercise price | $ / shares			$ 4.5
February 23, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	74,950		74,950
Expiry date	February 23, 2026
Average remaining contractual life	1 month 24 days
October 18, 2029
Share capital and reserves
Exercise price | $ / shares	$ 2.18
October 18, 2029 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	810,810		810,810
Expiry date	October 18, 2029
Average remaining contractual life	3 years 9 months 18 days
July 21, 2030
Share capital and reserves
Exercise price | $ / shares	$ 1.2
July 21, 2030 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	1,267,123		1,267,123
Expiry date	July 21, 2030
Average remaining contractual life	4 years 6 months 21 days
August 8, 2030
Share capital and reserves
Exercise price | $ / shares	$ 1.2
August 8, 2030 | Warrant reserve
Share capital and reserves
Exercise price | $ / shares	$ 1.2
Number of shares outstanding | shares	156,849		156,849
Expiry date	August 8, 2030
Average remaining contractual life	4 years 7 months 9 days